Shareholder Report, Holdings (Details) - C000244815 [Member]	Jan. 31, 2026
Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Co-venturer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Gilead Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
General Mills, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Brookfield Infrastructure Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%